BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2012
BORROWINGS
Schedule of bank borrowings

	At December 31, 2011	At December 31, 2012
	$	$
Bank borrowings	831,936,089	1,073,489,705

Analysis as:
Short-term	629,688,722	800,808,595
Long-term, current portion	113,998,340	17,481,257

Subtotal for short-term	743,687,062	818,289,852
Long-term, non-current portion	88,249,027	214,562,973
Borrowings from non-banking financial institutions	—	40,636,880

Analysis as:
Short-term	—	40,636,880

Total	831,936,089	1,073,489,705

Schedule of components of the Company's short-term borrowings

	At December 31, 2011	At December 31, 2012
	$	$
Bank borrowings
Short-term borrowings secured by restricted cash	74,873,390	175,289,355
Short-term borrowings secured by inventory	15,767,880	79,548,166
Short-term borrowings guaranteed by Dr. Shawn Qu	33,328,470	66,349,563
Short-term borrowings secured by land use right and property, plant and equipment	39,295,970	231,676,935
Bank notes	—	21,825,595
Unsecured short-term borrowings	466,423,012	226,118,981
Long-term Loans due within one year
Secured by property, plant and equipment	15,870,700	13,523,188
Secured by inventory	15,600,000	—
Unsecured	82,527,640	3,958,069

Subtotal	743,687,062	818,289,852
Borrowings from non-banking financial institutions
Short-term borrowings secured by related parties	—	4,781,410
Bank notes	—	35,855,470

Subtotal	—	40,636,880

Total	743,687,062	858,926,732

Schedule of components of the Company's long-term bank borrowings

	At December 31, 2011	At December 31, 2012
	$	$
Unsecured	4,761,210	142,969,791
Long-term borrowings secured by land use right and property, plant and equipment	83,487,817	71,593,182

Total	88,249,027	214,562,973

Schedule of future principal repayment on the long-term bank loans

2013	17,481,257
2014	75,732,288
2015	33,232,774
2016 and after	105,597,911

Total	232,044,230
Less: future principal repayment related to long-term loan, current portion	(17,481,257)

Total long-term portion	$214,562,973

Schedule of interest expense

	Years Ended December 31
	2010	2011	2012
	$	$	$
Interest capitalized—project assets	—	—	4,631,569
Interest capitalized—property, plant and equipment	1,686,262	4,099,815	670,374
Interest expense	22,164,363	43,843,586	53,304,640

Total interest incurred	23,850,625	47,943,401	58,606,583